Financial risk management - Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities (Detail) - Interest rate, measurement input - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	0.10%
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	0.10%
Interest rate risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Interest rates – increase by 10 basis points	€ 458	€ 227
Interest rates – decrease by 10 basis points	€ (435)	€ (216)